Note 6. Income Taxes	12 Months Ended
Nov. 30, 2018
Notes
Note 6. Income Taxes

Note 6.  Income Taxes

Deferred income taxes are determined based on the estimated future tax effects of differences between financial statement carrying amounts and the tax bases of existing assets and liabilities. Deferred tax assets are recognized to the extent that realization of those assets is considered to be more likely than not.  A valuation allowance is established for deferred taxes when it is more likely than not that all or a portion of the deferred tax assets will not be realized. Provisions are made for the U.S. income tax liability and additional non-U.S. taxes on the undistributed earnings of non-U.S. subsidiaries, except for amounts the Company has designated to be indefinitely reinvested.

The Company records benefits for uncertain tax positions based on an assessment of whether the position is more likely than not to be sustained by the taxing authorities. If this threshold is not met, no tax benefit of the uncertain tax position is recognized. If the threshold is met, the tax benefit that is recognized is the largest amount that is greater than 50% likely of being realized upon ultimate settlement. This analysis presumes the taxing authorities' full knowledge of the positions taken and all relevant facts, but does not consider the time value of money. The Company also accrues for interest and penalties on its uncertain tax positions and includes such charges in its income tax provision in the Consolidated Statements of Operations.

The Company has evaluated Staff Accounting Bulletin No. 118 regarding the impact of the decreased tax rates of the Tax Cuts and Jobs Act.  The schedules below reflect the Federal tax provision and valuation allowance using the new rates adjusted in the period of enactment (2018: 21% federal; 2017: 21% federal).

Net deferred tax assets (liabilities) consist of the following components as of November 30, 2018 and 2017:

Deferred tax assets:

	2018	2017
NOL Carryover (Based on total approximate NOL carryover of $242,000)	$ 50,820	$ 29,700
Valuation allowance	(50,820)	(29,700)
Net deferred tax asset	$ -	$ -

The income tax provision differs from the amount of estimated income tax determined by applying the effective U.S. federal income tax rate (21% - no state tax) to pretax income from continuing operations for the periods ended November 30, 2018 and 2017 due to the following:

	2018	2017
Income tax benefit at federal effective tax	$ 9,260	$ 4,457
Effect of tax rate change on deferred tax assets	11,860	11,888
Net deferred tax Change in valuation allowance	(21,120)	(16,345)
	-	-

The Company’s income tax returns since inception (2011) to the present remain open for examination.